Operating Lease Agreements (Schedule Of Details Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 200,538	$ 202,449	$ 184,471
Company Operated Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	151,724	153,538	140,014
Franchised Restaurants [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total rent expense	$ 48,814	$ 48,911	$ 44,457